Leases - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ (13,994)	$ (16,972)
Current lease liabilities	(8,542)	$ (8,900)
Accumulated depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	(22,498)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	17,588
Property, plant & equipment
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	$ 24,446